Borrowings (Tables)	9 Months Ended
May 31, 2026
Notes and other explanatory information [abstract]
Schedule of borrowings

	May 31, 2026	August 31, 2025
Current portion of borrowings	$408	$-
Borrowings	2,454	-
Total borrowings	$2,862	$-